CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Series D Preferred Stock	Series F Preferred Stock	Series G Preferred Stock	Series H Preferred Stock	Series I Preferred Stock	Impact of adoption of new accounting standard	Preferred Stock Series D Preferred Stock	Preferred Stock Series F Preferred Stock	Preferred Stock Series G Preferred Stock	Preferred Stock Series H Preferred Stock	Preferred Stock Series I Preferred Stock	Common Stock	Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Common Stock	Accumulated Deficit Series D Preferred Stock	Accumulated Deficit Series F Preferred Stock	Accumulated Deficit Series G Preferred Stock	Accumulated Deficit Series H Preferred Stock	Accumulated Deficit Series I Preferred Stock	Accumulated Deficit Impact of adoption of new accounting standard	Noncontrolling Interests In Consolidated Entities	Redeemable Noncontrolling Interests in Operating Partnership
Beginning balance, shares (in shares) at Dec. 31, 2016									9,469	4,800	6,200	0	0	9,638
Beginning balance, value at Dec. 31, 2016	$ 792,377								$ 95	$ 48	$ 62	$ 0	$ 0	$ 96		$ 1,765,318	$ (974,015)								$ 756	$ 132,768
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)														(20)
Purchases of common stock	(1,272)															(1,272)
Equity-based compensation	7,227															7,227										5,060
Forfeitures of restricted shares (in shares)														(6)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)														127
Issuance of restricted shares/units	0													$ 1		1										94
Dividends declared		$ (47,104)	$ (18,211)	$ (8,849)	$ (11,430)	$ (2,494)	$ (1,238)							$ (45,752)				$ (47,104)	$ (18,211)	$ (8,849)	$ (11,430)	$ (2,494)	$ (1,238)
Conversion of operating partnership units (in shares)															2
Distributions to noncontrolling interests	0																									(10,007)
Redemption value adjustment	(10,010)																(10,010)									10,010
Net income (loss)	(67,118)																(67,008)								(110)	(21,642)
Ending balance, shares (in shares) at Dec. 31, 2017									2,389	4,800	6,200	3,800	5,400	9,741
Ending balance, value at Dec. 31, 2017	633,146								$ 24	$ 48	$ 62	$ 38	$ 54	$ 97		1,785,874	(1,153,697)								646	116,122
Redeemable Noncontrolling Interests in Operating Partnership
Equity-based compensation	7,227															7,227										5,060
Forfeitures of restricted shares	0
Issuance of restricted shares/units	0													$ 1		1										94
Conversion of operating partnership units	161														$ 0	161	0									(161)
Distributions to noncontrolling interests	0																									(10,007)
Redemption value adjustment	(10,010)																(10,010)									10,010
Net income (loss)	(67,118)																(67,008)								(110)	(21,642)
Purchases of common stock (in shares)														(25)
Purchases of common stock	(1,598)															(1,598)
Equity-based compensation	16,098															16,098										10,841
Forfeitures of restricted shares (in shares)														(5)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)														149
Issuance of restricted shares/units	123													$ 2		121										53
Dividends declared		(47,951)	(5,047)	(8,849)	(11,431)	(7,125)	(10,125)							$ (47,057)				(47,951)	(5,047)	(8,849)	(11,431)	(7,125)	(10,125)
Distributions to noncontrolling interests																										(8,789)
Redemption value adjustment	8,171																8,171									(8,171)
Net income (loss)	(126,996)																(126,966)								(30)	(29,313)
Ending balance, shares (in shares) at Dec. 31, 2018									2,389	4,800	6,200	3,800	5,400	10,104
Ending balance, value at Dec. 31, 2018	453,105							$ 1,755	$ 24	$ 48	$ 62	$ 38	$ 54	$ 101		1,815,182	(1,363,020)							$ 1,755	616	80,743
Redeemable Noncontrolling Interests in Operating Partnership
Equity-based compensation	16,098															16,098										10,841
Forfeitures of restricted shares	0
Issuance of restricted shares/units	123													$ 2		121										53
Distributions to noncontrolling interests																										(8,789)
Redemption value adjustment	8,171																8,171									(8,171)
Net income (loss)	(126,996)																(126,966)								(30)	(29,313)
Ending balance, value at Dec. 31, 2018	80,743																									80,743
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)														(21)
Purchases of common stock	(1,031)															(1,031)
Equity-based compensation	6,037															6,037										3,921
Forfeitures of restricted shares (in shares)														(3)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)														133
Issuance of restricted shares/units	0													$ 1		(1)										28
Common stock issuance costs	(91)															(91)
Dividends declared		(18,673)	(2,524)	(4,425)	(5,715)	(3,562)	(5,062)							$ (17,844)				(18,673)	(2,524)	(4,425)	(5,715)	(3,562)	(5,062)
Distributions to noncontrolling interests	0																									(3,940)
Redemption value adjustment	1,701																1,701									(1,701)
Net income (loss)	(54,311)																(54,299)								(12)	(13,663)
Ending balance, shares (in shares) at Jun. 30, 2019									2,389	4,800	6,200	3,800	5,400	10,213
Ending balance, value at Jun. 30, 2019	367,204								$ 24	$ 48	$ 62	$ 38	$ 54	$ 102		1,820,096	(1,453,824)								604
Redeemable Noncontrolling Interests in Operating Partnership
Equity-based compensation	6,037															6,037										3,921
Forfeitures of restricted shares	0
Issuance of restricted shares/units	0													$ 1		(1)										28
Issuance of units for hotel acquisition	0																									7,854
Distributions to noncontrolling interests	0																									(3,940)
Redemption value adjustment	1,701																1,701									(1,701)
Net income (loss)	(54,311)																(54,299)								(12)	(13,663)
Ending balance, value at Jun. 30, 2019																										73,242
Beginning balance, shares (in shares) at Dec. 31, 2018									2,389	4,800	6,200	3,800	5,400	10,104
Beginning balance, value at Dec. 31, 2018	453,105							$ 1,755	$ 24	$ 48	$ 62	$ 38	$ 54	$ 101		1,815,182	(1,363,020)							$ 1,755	616	80,743
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)														(21)
Purchases of common stock	(1,031)															(1,031)
Equity-based compensation	12,413															12,413										7,304
Forfeitures of restricted shares (in shares)														(7)
Forfeitures of restricted shares	0															1
Issuance of restricted shares/units (in shares)														134
Issuance of restricted shares/units	0													$ 1		1										28
Common stock issuance costs	(91)															(91)
Dividends declared		(31,116)	(5,048)	(8,849)	(11,430)	(7,125)	(10,125)							$ (29,840)				(31,116)	(5,048)	(8,849)	(11,430)	(7,125)	(10,125)
Distributions to noncontrolling interests	0																									(6,572)
Redemption value adjustment	(9,445)																(9,445)									9,445
Net income (loss)	(113,747)																(113,635)								(112)	(28,932)
Ending balance, shares (in shares) at Dec. 31, 2019									2,389	4,800	6,200	3,800	5,400	10,210
Ending balance, value at Dec. 31, 2019	269,266								$ 24	$ 48	$ 62	$ 38	$ 54	$ 102		1,826,472	(1,558,038)								504	69,870
Beginning balance, value at Dec. 31, 2018	80,743																									80,743
Redeemable Noncontrolling Interests in Operating Partnership
Equity-based compensation	12,413															12,413										7,304
Forfeitures of restricted shares	0															1
Issuance of restricted shares/units	0													$ 1		1										28
Issuance of units for hotel acquisition	0																									7,854
Distributions to noncontrolling interests	0																									(6,572)
Redemption value adjustment	(9,445)																(9,445)									9,445
Net income (loss)	(113,747)																(113,635)								(112)	(28,932)
Ending balance, value at Dec. 31, 2019	69,870																									69,870
Beginning balance, shares (in shares) at Mar. 31, 2019									2,389	4,800	6,200	3,800	5,400	10,217
Beginning balance, value at Mar. 31, 2019	372,647								$ 24	$ 48	$ 62	$ 38	$ 54	$ 102		1,816,865	(1,445,136)								590
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)														(2)
Purchases of common stock	(127)															(127)
Equity-based compensation	3,249															3,249										2,119
Forfeitures of restricted shares (in shares)														(3)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)														1
Issuance of restricted shares/units	0																									5
Common stock issuance costs	109															109
Dividends declared		$ (6,223)	(1,262)	(2,213)	(2,857)	(1,781)	(2,531)							$ (5,865)				$ (6,223)	(1,262)	(2,213)	(2,857)	(1,781)	(2,531)
Distributions to noncontrolling interests	0																									(1,317)
Redemption value adjustment	24,461																24,461									(24,461)
Net income (loss)	(16,268)																(16,282)								14	(5,084)
Ending balance, shares (in shares) at Jun. 30, 2019									2,389	4,800	6,200	3,800	5,400	10,213
Ending balance, value at Jun. 30, 2019	367,204								$ 24	$ 48	$ 62	$ 38	$ 54	$ 102		1,820,096	(1,453,824)								604
Beginning balance, value at Mar. 31, 2019																										101,980
Redeemable Noncontrolling Interests in Operating Partnership
Equity-based compensation	3,249															3,249										2,119
Forfeitures of restricted shares	0
Issuance of restricted shares/units	0																									5
Distributions to noncontrolling interests	0																									(1,317)
Redemption value adjustment	24,461																24,461									(24,461)
Net income (loss)	(16,268)																(16,282)								14	(5,084)
Ending balance, value at Jun. 30, 2019																										73,242
Beginning balance, shares (in shares) at Dec. 31, 2019									2,389	4,800	6,200	3,800	5,400	10,210
Beginning balance, value at Dec. 31, 2019	269,266								$ 24	$ 48	$ 62	$ 38	$ 54	$ 102		1,826,472	(1,558,038)								504	69,870
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)														(31)
Purchases of common stock	(397)															(397)
Equity-based compensation	2,887															2,887										2,860
Forfeitures of restricted shares (in shares)														(51)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)														151
Issuance of restricted shares/units	17													$ 1		16										107
PSU dividend claw back upon cancellation and forfeiture	605																605									1,401
Dividends declared			$ (1,262)	$ (2,212)	$ (2,858)	$ (1,781)	$ (2,531)							$ 0					$ (1,262)	$ (2,212)	$ (2,858)	$ (1,781)	$ (2,531)
Conversion of operating partnership units (in shares)														196
Redemption value adjustment	(12,074)																(12,074)									12,074
Net income (loss)	(288,985)																(288,817)								(168)	(55,021)
Ending balance, shares (in shares) at Jun. 30, 2020									2,389	4,800	6,200	3,800	5,400	10,475
Ending balance, value at Jun. 30, 2020	(38,366)								$ 24	$ 48	$ 62	$ 38	$ 54	$ 105		1,829,935	(1,868,968)								336
Beginning balance, value at Dec. 31, 2019	69,870																									69,870
Redeemable Noncontrolling Interests in Operating Partnership
Equity-based compensation	2,887															2,887										2,860
Forfeitures of restricted shares	0
Issuance of restricted shares/units	17													1		16										107
Conversion of operating partnership units	959													$ 2		957										(959)
Redemption value adjustment	(12,074)																(12,074)									12,074
Net income (loss)	(288,985)																(288,817)								(168)	(55,021)
Ending balance, value at Jun. 30, 2020	30,332																									30,332
Beginning balance, shares (in shares) at Mar. 31, 2020									2,389	4,800	6,200	3,800	5,400	10,512
Beginning balance, value at Mar. 31, 2020	197,670								$ 24	$ 48	$ 62	$ 38	$ 54	$ 105		1,830,342	(1,633,459)								456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)														(6)
Purchases of common stock	(39)															(39)
Equity-based compensation	(385)															(385)										1,227
Forfeitures of restricted shares (in shares)														(48)
Forfeitures of restricted shares	0																									106
Issuance of restricted shares/units (in shares)														17
Issuance of restricted shares/units	17															17
PSU dividend claw back upon cancellation and forfeiture	227																227
Dividends declared														$ 0
Redemption value adjustment	(31,120)																(31,120)									31,120
Net income (loss)	(204,736)																(204,616)								(120)	(37,350)
Ending balance, shares (in shares) at Jun. 30, 2020									2,389	4,800	6,200	3,800	5,400	10,475
Ending balance, value at Jun. 30, 2020	(38,366)								$ 24	$ 48	$ 62	$ 38	$ 54	$ 105		1,829,935	(1,868,968)								336
Beginning balance, value at Mar. 31, 2020																										35,229
Redeemable Noncontrolling Interests in Operating Partnership
Equity-based compensation	(385)															(385)										1,227
Forfeitures of restricted shares	0																									106
Issuance of restricted shares/units	17															$ 17
Redemption value adjustment	(31,120)																(31,120)									31,120
Net income (loss)	(204,736)																$ (204,616)								$ (120)	(37,350)
Ending balance, value at Jun. 30, 2020	$ 30,332																									$ 30,332